Investments - Schedule of Balance Sheet Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	R$ 156,179	R$ 157,364
Current liabilities	(210,264)	(102,978)
Non-current assets	172,345	154,408
Non-current liabilities	(99,024)	(94,069)
Accumulated NCI	15	6,581
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	270	26,684
Current liabilities	(209)	(7,958)
Current net assets	61	18,726
Non-current assets		24,806
Non-current liabilities		(10,677)
Non-current net assets		14,129
Net assets	61	32,855
Accumulated NCI	15	6,581
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Current assets		15,832
Current liabilities		(4,699)
Current net assets		11,133
Non-current assets		9,936
Non-current liabilities		(8,258)
Non-current net assets		1,678
Net assets		12,811
Accumulated NCI		2,562
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Current assets		10,352
Current liabilities		(2,957)
Current net assets		7,395
Non-current assets		14,870
Non-current liabilities		(2,419)
Non-current net assets		12,451
Net assets		19,846
Accumulated NCI		3,969
Vinci International Real Estate Ltd [member]
Disclosure of subsidiaries [line items]
Current assets	270	500
Current liabilities	(209)	(302)
Current net assets	61	198
Net assets	61	198
Accumulated NCI	R$ 15	R$ 50